RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 4,148,771	$ 1,764,877
Operating limited partnership rents received in advance	0	60
Accrued partnership management fees not recognized (recognized) for tax purposes	(3,566,927)	(1,715,077)
Other	8,642,826	12,100,950
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,061,168)	(1,286,395)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(442,211)	(516,404)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,351,614)	(2,648,947)
Income (loss) for tax return purposes	4,369,677	7,699,064
Series Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	0	0
Other	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(29,822)	(37,650)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	72,387	82,528
Other	820,101	1,243,667
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(121,230)	(88,096)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(77,208)	(76,130)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(73,560)	(122,360)
Income (loss) for tax return purposes	590,668	1,001,959
Series Ten [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	344,687	174,126
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(285,273)	(245,472)
Other	585,933	2,338,708
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(112,480)	(170,438)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(86,727)	(76,814)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(72,124)	(260,155)
Income (loss) for tax return purposes	374,016	1,759,955
Series Eleven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	508,332	(95,260)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(452,593)	(750)
Other	1,590,290	890,187
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(243,525)	(322,392)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(54,059)	(85,332)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(119,598)	(4,984)
Income (loss) for tax return purposes	1,228,847	381,469
Series Twelve [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(10,347)	693,634
Operating limited partnership rents received in advance	0	60
Accrued partnership management fees not recognized (recognized) for tax purposes	(126,844)	(571,704)
Other	985,561	4,232,114
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(128,085)	(211,967)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(58,987)	(88,950)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(44,521)	(923,136)
Income (loss) for tax return purposes	616,777	3,130,051
Series Fourteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	3,335,921	1,030,027
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(2,774,604)	(979,679)
Other	4,660,941	3,396,274
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(455,848)	(493,502)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(165,230)	(189,178)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,041,811)	(1,338,312)
Income (loss) for tax return purposes	$ 1,559,369	$ 1,425,630